Investments Held at Fair Value (Tables)	12 Months Ended
Dec. 31, 2024
Investments held at fair value [Abstract]
Schedule of Investments Held at Fair Value	Activities related to such investments during the periods are shown below:

Investments held at fair value	$
Balance as of January 1, 2023	251,892
Investment in Vedanta preferred shares – Vedanta deconsolidation	20,456
Investment in Gelesis 2023 Warrants	1,121
Sale of Karuna shares	(33,309)
Loss realised on sale of investments	(265)
Gain – changes in fair value through profit and loss	77,945
Balance as of December 31, 2023 and January 1, 2024	317,841
Sale of Karuna shares	(292,672)
Investment in Seaport preferred shares - Seaport deconsolidation	179,248
Sale of Akili Shares	(5,437)
Gain realised on sale of Karuna shares	151
Loss – changes in fair value through profit and loss	(2,398)
Balance as of December 31, 2024 before allocation of equity method loss to long-term interest ("LTI")	196,733
Equity method loss recorded against LTI	(5,307)
Balance as of December 31, 2024	191,426